Summary of Significant Accounting Policies - Accounting for joint operation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Southern Denmark University collaboration agreement
Disclosure of joint operations [line items]
Compensation cost	$ 0.3	$ 0.3